                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No.   88   (File No. 2-10700)                 [X]
                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   36   (File No. 811-499)                                [X]
              ------


AXP SELECTIVE FUND, INC.
IDS Tower 10
Minneapolis, MN  55440

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on July 30, 1999 pursuant to  paragraph  (b)
[ ] 60 days after  filing  pursuant to paragraph (a)(1)
[ ] on (date)  pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph  (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP Selective Fund, a series of the Registrant, has adopted a master/feeder operating structure. This Post-Effective Amendment includes a signature page for Income Trust, the master fund.

AXPSM
Selective
Fund
PROSPECTUS
JULY 30, 1999

AXP Selective Fund seeks to provide shareholders with current income and preservation of capital by investing in investment-grade bonds. Please note that this Fund:
o is not a bank deposit
o is not federally  insured
o is not endorsed by any bank or  government agency
o is not guaranteed to achieve its goal Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:
The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Personalized Shareholder
   Information                        25p
Master/Feeder Structure               26p
About the Company                     27p
Quick Telephone Reference             29p
Financial Highlights                  30p


           FUND INFORMATION KEY

           Goal and Investment
           Strategy
           The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

           Risks
           The major risk factors associated with the Fund.

           Fees and Expenses
           The overall costs incurred

           by an investor in the Fund, including sales charges and annual expenses.

           Management
           The individual or group designated by the investment manager to handle the Fund's day-to-day management.

           Master/Feeder Structure Describes the Fund's investment structure.

           Financial Highlights
           Tables showing the Fund's financial performance.


The Fund

GOAL
AXP Selective Fund (the Fund) seeks to provide shareholders with current income and preservation of capital by investing in investment grade bonds. Because any investment involves risk, achieving these goals cannot be guaranteed.


INVESTMENT STRATEGY The Fund's assets primarily are invested in debt obligations. Under normal market conditions, the Fund will invest at least 90% of its net assets in (1) investment grade corporate bonds, (2) certain unrated debt obligations that are believed to be of investment grade quality, (3) government securities (including asset-backed securities), (4) derivative instruments, and (5) money market instruments. At this time, the use of derivative instruments is not considered a principal strategy of the Fund and the Fund intends to purchase such instruments only to hedge against risk.


The selection of debt obligations is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:
o Reviewing the stage and direction of economic business cycles. Depending on the stage of the business cycle, AEFC will choose debt obligations from the following market sectors: government securities, corporate securities, and asset-backed securities.
o  Reviewing credit characteristics and interest rate outlook.
o  Identifying and buying securities that:
   -- are medium and high quality,
   -- have maturities that complement AEFC's expectations for long-term and short-term interest rates, and
   -- are  expected  to  outperform  other  market  sectors.  In this  analysis,
      AEFC will take risk factors into account (for example, whether money has been set aside to cover the cost of prinicipal and interest payments).

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

-- the interest rate or economic outlook changes, -- a sector or industry is experiencing change, -- a security's rating is changed or is vulnerable to a change, -- the security is overvalued, and -- AEFC identifies a more attractive opportunity.


Although not a primary investment strategy, the Fund also may invest in other instruments, such as convertible securities, and preferred stocks.

Although the Fund will generally invest less than 25% of its total assets in money market instruments, during weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.


Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
o how the Fund's performance has varied for each full calendar year shown on the chart below, and
o how the Fund's  average annual total returns compare to a recognized index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

================================================================================
 Class A Performance (based on calendar years)

-------------------------------------------------------------------------------
+12.26% +6.61%  +17.07% +8.98%  +13.13% -4.38% +21.22% +2.50%  +8.25%    +8.18%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1989    1990    1991    1992    1993    1994    1995    1996    1997     1998
-------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was +7.43% (quarter ending June 1995) and the lowest return for a calendar quarter was -3.70% (quarter ending March 1995).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of March 31, 1999 was -0.46%.

Average Annual Total Returns (as of Dec. 31, 1998)

                        1 year          5 years       10 years (A)         Since inception (B&Y)
===================================================================================================================================
 Selective:
===================================================================================================================================
   Class A              +2.78%                +5.74%      +8.61%                 --
   Class B              +3.39%                --             --                 +7.67%a
   Class Y              +8.27%                --             --                 +9.26%a
===================================================================================================================================
 Lehman Brothers Aggregate
     Bond Index         +7.44%                +6.97%      +9.10%                +8.79%b

a Inception date was March 20, 1995.
b Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the index shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:
o  a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,
o no sales charge for Class Y
  shares,  and
o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


===============================================================================
 Shareholder Fees (fees paid directly from your investment)
                                         Class A        Class B         Class Y
Maximum sales charge (load) imposed on
purchasesa
-------------------------------------------------------------------------------
(as a percentage of offering price)       5%             none            none

Maximum deferred sales charge (load)
imposed on sales (as a percentage of
offering price at time of purchase)      none             5%             none


===============================================================================
 Annual Fund operating expensesb (expenses that are deducted from Fund assets) As a percentage of average daily net assets:Class A Class B Class Y
===============================================================================
 Management fees                           0.51%            0.51%         0.51%
 Distribution (12b-1) fees                 0.25%            1.00%         0.00%
 Other expensesc                           0.22%            0.24%         0.31%
===============================================================================
 Total                                     0.98%            1.75%         0.82%

a This charge may be reduced depending on your total investments in American Express funds. See "Sales Charges."
b Both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management". Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year, restated to reflect current fees.
c Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                1 year           3 years           5 years    10 years
=======================================================================
 Class Aa        $595             $797             $1,115     $1,646
 Class Bb        $678             $951             $1,150     $1,863d
 Class Bc        $178             $551             $  950     $1,863d
 Class Y         $ 84             $262             $  456     $1,018

a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c Assumes you did not sell your Class B shares at the end of the period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership. This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT
The Fund's assets are invested in Quality Income Portfolio (the Portfolio), which is managed by AEFC. Ray Goodner, vice president and senior portfolio manager, joined AEFC in 1977. He has managed the assets of the Portfolio since 1985. He also serves as portfolio manager of World Income Portfolio.

Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.


2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.


===============================================================================
 Investment options summary:
Class A        Maximum sales charge of 5%

               Initial sales charge waived or reduced for certain purchases


               Annual distribution fee of 0.25% of average daily net assets*


               Service fee of 0.175% of average daily net assets

               Lower annual expenses than Class B shares
-------------------------------------------------------------------------------

Class B        No initial sales charge

               CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

               CDSC waived in certain circumstances

               Shares convert to Class A in ninth year of ownership


               Annual distribution fee of 1.00% of average daily net assets*


               Higher annual expenses than Class A shares
-------------------------------------------------------------------------------

Class Y        No initial sales charge

               No annual distribution fee

               Service fee of 0.10% of average daily net assets

               Available only to certain qualifying institutional investors
-------------------------------------------------------------------------------


* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fee may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.


If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.


Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number. If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:
o a $50 penalty for each  failure to supply your correct TIN,
o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
o criminal penalties for falsifying information.

You also could be subject to backup withholding if the IRS requires us to do so or if you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:

Individual or joint account             The individual or one of the individuals
                                        listed on the joint account
-------------------------------------------------------------------------------

Custodian account of a minor            The minor
(Uniform Gifts/Transfers to Minors Act)

A revocable living trust                The grantor-trustee (the person who puts
                                        the money into the trust)

An irrevocable trust, pension trust
or estate                               The legal entity (not the personal
                                        representative  or trustee,  unless no
                                        legal entity is designated in the
                                        account title)

Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or tax-exempt
organization                            The organization
-------------------------------------------------------------------------------



For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification."


Three ways to invest

===============================================================================
 1 By mail:
Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts

Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o automatic payroll deduction,

o bank authorization,

o direct deposit of Social Security check, or

o other plan approved by the Fund.

Minimum amounts
Initial investment:        $100

Additional investments:    $50/mo. for qualified accounts; $100/mo. for

                           nonqualified accounts

Account balances:          none (on active plans with monthly payments)


If your account balance is below $2,000, you must make payments at least monthly.


===============================================================================
 3 By wire or electronic funds transfer: If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019
Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

SALES CHARGES

Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:


===============================================================================
 Total investment                   Sales charge as percentage of:a
                         Public offering priceb          Net amount invested
===============================================================================
 Up to $50,000                    5.0%                          5.26%
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
===============================================================================
 $1,000,000 or more               0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.
b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:
o  you now are investing in this Fund,
o  you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other American Express funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.
Other Class A sales charge policies:
o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and
o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:


o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.
o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.
o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.
o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to American Express funds. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)
o shareholders who have at least $1 million invested in American Express funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.
o purchases made within 30 days after a sale of shares (up to the amount sold):


   -- of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or

   -- in a qualified plan or account where American  Express Trust Company has a
      recordkeeping,   trustee,   investment   management,   or  investment
      servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.


o  purchases made:
   -- with  dividend or capital  gain  distributions  from this Fund or from the same class of another American Express fund that has a sales charge, -- through or under a wrap fee product sponsored by AEFA, -- within the University of Texas System ORP,
   -- within a segregated  separate account offered by Nationwide Life Insurance
      Company or Nationwide Life and Annuity Insurance Company,
   -- within the University of Massachusetts  After-Tax Savings Program, -- with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or
   -- through or under a subsidiary of AEFC offering  Personal  Trust  Services'
      Asset-Based pricing alternative.


Class B -- contingent deferred sales charge (CDSC) alternative
A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

           If the sale is made during the:      The CDSC percentage rate is:
===============================================================================
                      First year                             5%
                      Second year                            4%
                      Third year                             4%
                      Fourth year                            3%
                      Fifth year                             2%
                      Sixth year                             1%
                      Seventh year                           0%
===============================================================================

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:
o in the event of the shareholder's death,
o held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
  -- at least 59 1/2 years old AND
  -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) OR
  -- selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

Exchanges
You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:
o Exchanges must be made into the same class of shares of the new fund.
o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
o Once we receive your exchange  request,  you cannot cancel it.
o Shares of the new fund may not be used on the same day for  another exchange.
o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number.
This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

===============================================================================
 1 By letter:
Include in your letter:
o the name of the fund(s),
o the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o your TIN,
o the dollar amount or number of shares you want to exchange or sell,
o signature(s)  of all  registered  account owners,
o for sales,  indicate how you want your money  delivered to you, and
o any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

2 By telephone:

American Express Financial Advisors
Telephone Transaction Service
800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o  Telephone privileges may be modified or discontinued at any time.
   Minimum sale amount: $100         Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

===============================================================================
 1 By regular or express mail:
o  Mailed to the address on record.
o  Payable to names listed on the account.
   NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

===============================================================================
 2 By wire or electronic funds transfer:
o  Minimum wire: $1,000.
o  Request that money be wired to your bank.
o  Bank account must be in the same ownership as the American Express fund account.
   NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.
===============================================================================
 3 By scheduled payout plan:
o  Minimum payment: $50.
o  Contact your financial advisor or AECSC
   to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes
As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTION
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Net short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:
o you  request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered American Express fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code.


If you buy shares shortly before the record date of a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.


For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of this or another American Express fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information
To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:


QUARTERLY STATEMENTS
List your holdings and transactions during the previous three months, as well as individualized return information.

YEARLY TAX STATEMENTS
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

PERSONALIZED MUTUAL FUND PROGRESS REPORTS
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

Master/Feeder Structure
This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund

                      The Fund buys units in the Portfolio

          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 800-AXP-SERV.

About the Company


BUSINESS STRUCTURE

                                                                     Shareholders

                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.



   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides                                                     Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services                                            receives portion of
   on the number of                 for the Fund;                                                 sales charge or
accounts it services.               receives a fee                                                    CDSC and
                                   based on assets.                    The Fund                  distribution fee.
                                                                                                  Also provides a
                                                                                                 variety of ongoing
                                                                                                    shareholder
                                                                                                     services.



                                 Investment Manager:                                                 Custodian:
                                   American Express                                               American Express
                                      Financial                                                    Trust Company
                                     Corporation
                                                                                                      Provides
                                  Manages the Funds                                               safekeeping of
                                   investments and                                               assets; receives a
                                    receives a fee                                                fee that varies
                                   based on average                                             based on the number
                                  daily net assets.*                                            of securities held.



* The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.51% of its average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

In addition to managing assets of more than $89 billion for all American Express funds, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $223 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 9,200 advisors.

AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

Quick Telephone Reference

AMERICAN EXPRESS FINANCIAL ADVISORS

TELEPHONE TRANSACTION SERVICE
Sales and exchanges, dividend payments or reinvestments and automatic payment
arrangements:              800-437-3133

AMERICAN EXPRESS CLIENT SERVICE CORPORATION
Fund performance, fund prices, account values, recent account transactions and
account inquiries:         800-862-7919

TTY SERVICE
For the hearing impaired:  800-846-4852

Financial Highlights
Fiscal period ended May 31,
===============================================================================
 Per share income and capital changesa

                                                         Class A
                                          1999      1998      1997       1996b      1995

Net asset value, beginning of period      $9.23     $9.00     $9.00      $9.53      $8.57
------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                .54       .57       .59        .33        .59

Net gains (losses) (both realized and
unrealized)                                (.20)      .31        .12      (.52)      1.08
------------------------------------------------------------------------------------------------

Total from investment operations            .34       .88        .71      (.19)      1.67

Less distributions:

Dividends from net investment income       (.54)     (.58)      (.58)     (.31)     (.58)

Distributions from realized gains          (.07)     (.07)      (.13)     (.03)     (.13)
------------------------------------------------------------------------------------------------
                Total distributions        (.61)     (.65)      (.71)     (.34)     (.71)

Net asset value, end of period            $8.96     $9.23      $9.00     $9.00     $9.53
------------------------------------------------------------------------------------------------

================================================================================================
 Ratios/supplemental data

Net assets, end of period (in millions)   $1,170    $1,231    $1,286     $1,408     $1,490
------------------------------------------------------------------------------------------------

Ratio of expenses to

average daily net assetsc                   .89%      .86%      .88%       .89%d      .85%

Ratio of net investment income (loss)

to average daily net assets                5.85%     6.20%     6.36%      6.27%d     6.59%

Portfolio turnover rate

(excluding short-term securities)            30%       20%       31%        18%        26%

Total returne                              3.68%    10.15%     8.08%     (2.03%)    20.25%
------------------------------------------------------------------------------------------------

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from Nov. 30 to May 31, effective 1996. c Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before  reduction of earnings  credits on cash  balances.
d Adjusted to an annual basis
e Total return does not reflect payment of a sales charge.


Fiscal period ended May 31,
===============================================================================
 Per share income and capital changesa

                                     Class B                         Class Y
                          1999  1998  1997  1996c  1995b   1999  1998  1997  1996c 1995b

Net asset value,
-----------------------------------------------------------------------------------------------------

beginning of period      $9.23 $9.00 $9.00  $9.53  $8.78   $9.23 $9.00 $9.00 $9.53 $8.78

Income from investment
operations:

Net investment income
(loss)                     .47  .50    .52    .30    .40     .55  .58    .60   .34   .46

Net gains (losses) (both
-----------------------------------------------------------------------------------------------------

realized and unrealized)  (.20)  .31   .12   (.52)   .75    (.20) .31    .12  (.52)  .75
Total from investment
operations                 .27   .81   .64   (.22)  1.15     .35  .89    .72  (.18) 1.21

Less distributions:

Dividends from net
investment income         (.47) (.51)  (.51) (.28)  (.40)   (.55) (.59) (.59) (.32) (.46)

Distributions from
realized gains            (.07) (.07)  (.13) (.03)    --    (.07) (.07) (.13) (.03)   --
-----------------------------------------------------------------------------------------------------

Total distributions       (.54) (.58)  (.64) (.31)  (.40)   (.62) (.66) (.72) (.35) (.46)

Net asset value, end of
period                   $8.96  $9.23  $9.00 $9.00  $9.53   $8.96 $9.23 $9.00  $9.00 $9.53

=====================================================================================================
Ratios/supplemental data
Net assets, end of period
(in millions)            $210   $153   $126  $108    $72    $196  $221  $202   $212  $142

Ratio of expenses to

average daily net
assetsd                  1.65%  1.62%  1.64% 1.63%e  1.67%e  .81%  .79%  .72%  .70%e .73%e

Ratio of net investment
income (loss) to average
daily net assets         5.10%  5.44%  6.40% 5.56%e  5.68%e  5.93% 6.27% 7.02% 6.51%e 6.64%e

Portfolio turnover rate
(excluding short-term
securities)                30%    20%    31%   18%    26%      30%   20%   31%  18%     26%

Total returnf            2.89%  9.32%  7.26% (2.04%) 13.10%   3.77% 10.21% 8.27% (1.96%)13.80%
-----------------------------------------------------------------------------------------------------
a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c The Fund's fiscal year-end was changed from Nov. 30 to May 31, effective 1996.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditor's report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

AMERICAN EXPRESS
Financial Advisors

This Fund, along with the other American Express funds, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.


American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-499

TICKER SYMBOL
Class A: INSEX    Class B: ISEBX    Class Y: IDEYX
S-6376-99 P (7/99)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                         AXPSM SELECTIVE FUND (the Fund)


                                  July 30, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS



Mutual Fund Checklist............................................p. 3

Fundamental Investment Policies..................................p. 5

Investment Strategies and Types of Investments...................p. 7

Information Regarding Risks and Investment Strategies............p. 9

Security Transactions...........................................p. 32

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation..........................p. 34

Performance Information.........................................p. 35

Valuing Fund Shares.............................................p. 37

Investing in the Fund...........................................p. 38

Selling Shares..................................................p. 41

Pay-out Plans...................................................p. 42

Taxes...........................................................p. 43

Agreements......................................................p. 45

Organizational Information......................................p. 47

Board Members and Officers......................................p. 50

Compensation for Board Members..................................p. 53

Independent Auditors............................................p. 53

Appendix:  Description of Ratings...............................p. 54

MUTUAL FUND CHECKLIST
-------------------------------------------------------------------------------

   |X|
             Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
   |X|
             Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
   |X|
             A higher rate of return typically involves a higher risk of loss.

   |X|
             Past performance is not a reliable indicator of future performance. |X|
             ALL mutual funds have costs that lower investment return.
   |X|
             You can buy some mutual funds by  contacting  them
             directly.  Others,  like this one, are sold mainly
             through brokers,  banks,  financial  planners,  or
             insurance   agents.   If  you  buy  through  these
             financial professionals, you generally will pay a sales charge.
   |X|
             Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)
The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

The Fund pursues its investment objective by investing all of its assets in Quality Income Portfolio (the Portfolio) of Income Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.


o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.


Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

-------------------------------------------------------------------------------
Investment strategies & types of investments:           Allowable for the Fund?
Agency and Government Securities                                    yes
Borrowing                                                           yes
Cash/Money Market Instruments                                       yes
Collateralized Bond Obligations                                     yes
Commercial Paper                                                    yes
Common Stock                                                        yes
Convertible Securities                                              yes
Corporate Bonds                                                     yes
Debt Obligations                                                    yes
Depositary Receipts                                                 yes
Derivative Instruments                                              yes
Foreign Currency Transactions                                       yes
Foreign Securities                                                  yes
High-Yield (High-Risk) Securities (Junk Bonds)                      no
Illiquid and Restricted Securities                                  yes
Indexed Securities                                                  yes
Inverse Floaters                                                    yes
Investment Companies                                                yes
Lending of Portfolio Securities                                     yes
Loan Participations                                                 yes
Mortgage- and Asset-Backed Securities                               yes
Mortgage Dollar Rolls                                               yes
Municipal Obligations                                               yes
Preferred Stock                                                     yes
Real Estate Investment Trusts                                       yes
Repurchase Agreements                                               yes
Reverse Repurchase Agreements                                       yes
Short Sales                                                         no
Sovereign Debt                                                      yes
Structured Products                                                 yes
Variable- or Floating-Rate Securities                               yes
Warrants                                                            yes
When-Issued Securities                                              yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                yes
-------------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, the Fund will invest at least 90% of its asset in investment grade bonds, certain unrated debt obligations that are believed to be of investment grade quality, government securities (including asset-backed securities), derivative instruments, and money market instruments.

o    The Fund may not purchase debt securities rated below investment grade.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

o    Under  normal  market  conditions,  the Fund does not intend to commit more
     than  5%  of  its  total  assets  to  when-issued   securities  or  forward
     commitments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

RISKS


The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk


The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include:
Credit Risk,
Inflation Risk, and
Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither extent will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security to the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.


The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations


Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."


General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation which is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's under funded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities


These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
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Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express funds for which it acts as investment manager.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.


All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express funds even though it is not possible to relate the benefits to any particular fund.


Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $35,050 for fiscal year ended May 31, 1999, $61,088 for fiscal year 1998, and $75,832 for fiscal year 1997.
Substantially all firms through whom transactions were executed provide research services.




No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                     Value of Securities
                    Name of Issuer               owned at End of Fiscal Year
                    --------------               ---------------------------
                  Bank of America                          $9,239,460
                  Equitable Life Assurance                  5,127,113
                  First Chicago                             7,909,919
                  Fleet Funding                            10,983,867
                  Morgan (JP)                               8,296,723
                  NationsBank                               9,578,644
                  Salomon                                  14,182,782

The portfolio turnover rate was 30% in the most recent fiscal year, and 20% in the year before.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
-------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                            Yield = 2[(a-b + 1)6 - 1]
                                       cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were  entitled  to receive  dividends
               d = the maximum offering price per share on the last day of the period

The Fund's annualized yield was 5.37% for Class A, 4.88% for Class B and 5.73 for Class Y for the 30-day period ended May 28, 1999.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund shareholders are reflected in the distribution yield.

Distribution yield

Distribution yield is calculated according to the following formula:

                                    D   divided by      POPF    equals DY
                                   30                    30

where:         D =  sum of dividends for 30-day period
             POP =  sum of public offering price for 30-day period
               F = annualizing factor DY = distribution yield

The Fund's distribution yield was 5.63% for Class A, 5.15% for Class B and 6.01% for Class Y for the 30-day period ended May 28, 1999.


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

VALUING FUND SHARES
-------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------
Class A             $1,162,724,596    divided by        130,643,213       equals                 $8.90
Class B                208,959,834                       23,478,633                               8.90
Class Y                194,481,314                       21,851,833                               8.90

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $8.90, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $9.37. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                 Within     each
                                                            increment,     sales
                                                            charge      as     a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On          total
                                                               investment, sales
                                                               charge    as    a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------
First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                          Number of Participants

Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                         4%                0%
$1 million or more                           0%                0%

-------------------------------------------------------------------------------

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding AXP Cash Management Fund and AXP Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

      - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

          - at least $10 million in plan assets or

          - 500 or more participants; or

       - does not use daily transfer recordkeeping and has


          - at least $3 million invested in American Express funds or


          - 500 or more participants.


o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express funds.


o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS


Dividends, including capital gain distributions, paid by another fund in the American Express Fund subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:


o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
-------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
-------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES
-------------------------------------------------------------------------------


If you buy shares in the Fund and then exchange shares, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares is treated as if it applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.


For example:


You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the basis of your shares in the second fund.


If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 0.81% of the Fund's net investment income dividends qualified for the corporate deduction.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
-------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   Each asset level
---------                    ----------------
First             $1.0             0.520%
Next               1.0             0.495
Next               1.0             0.470
Next               3.0             0.445
Next               3.0             0.420
Over               9.0             0.395


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.511% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $8,295,239 for fiscal year 1999, $8,256,904 for fiscal year 1998, and $8,563,732 for fiscal year 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $755,995 for fiscal year 1999, $(12,203) for fiscal year 1998, and $610,404 for fiscal year 1997.


Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:


Assets                       Annual rate
(billions)                   Each asset level
---------                    ----------------
First       $1.0                   0.050%
Next         1.0                   0.045
Next         1.0                   0.040
Next         3.0                   0.035
Next         3.0                   0.030
Over         9.0                   0.025

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.048% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $786,815 for fiscal year 1999, $788,467 for fiscal year 1998, and $804,841 for fiscal year 1997.


Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year and for Class Y is $17.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $2,841,735 for fiscal year 1999. After paying commissions to personal financial advisors, and other expenses, the amount retained was $(393,651). The amounts were $2,121,085 and $1,826 for fiscal year 1998, and $2,491,568 and $84,633 for fiscal year 1997.


SHAREHOLDER SERVICE AGREEMENT


With respect to Class Y shares, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets. During the most recent fiscal year, the Fund also paid a shareholder service fee with respect to Class A and Class B shares at a rate of 0.175% of average daily net assets. The Shareholder Service Agreement for Class A and Class B shares was converted to a Plan and Agreement of Distribution effective July 1, 1999.


PLAN AND AGREEMENT OF DISTRIBUTION


For Class A and Class B shares, to help AEFA defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A and Class B shares; and overhead appropriately allocated to the sale of Class A and Class B shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of these costs are not specifically identified to any one of the American Express funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the Plan, the Fund paid fees of $1,345,271 for Class B shares. These fees were based on the 0.75% in effect for Class B shares during the most recent fiscal year. The Plan was not effective with respect to Class A shares until July 1, 1999. As a result, no fees were paid as of the most recent fiscal year for Class A shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by U.S. Bank National  Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian has entered into a sub-custodian agreement with Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in custody of various foreign branches of Bank of New York and in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


ORGANIZATIONAL INFORMATION
-------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS*

                                             Date of            Form of         State of     Fiscal
Fund                                      Organization        Organization    Organization  Year End   Diversified
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Bond Fund, Inc.                    6/27/74, 6/31/86***    Corporation        NV/MN        8/31        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Discovery Fund, Inc.               4/29/81, 6/13/86***    Corporation        NV/MN        7/31        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Equity Select Fund, Inc.**         3/18/57, 6/13/86***    Corporation        NV/MN        11/30       Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Extra Income Fund, Inc.                  8/17/83          Corporation          MN         5/31        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Federal Income Fund, Inc.                3/12/85          Corporation          MN         5/31        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Global Series, Inc.                     10/28/88          Corporation          MN         10/31
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Emerging Markets Fund                                                                              Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Global Balanced Fund                                                                               Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Global Bond Fund                                                                                    No
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Global Growth Fund                                                                                 Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Innovations Fund                                                                                   Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Growth Series, Inc.                5/21/70, 6/13/86***    Corporation        NV/MN        7/31
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Growth Fund                                                                                        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Research Opportunities Fund                                                                        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP High Yield Tax-Exempt Fund, Inc.        12/21/78,         Corporation        NV/MN        11/30       Yes
                                           6/13/86***
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP International Fund, Inc.                 7/18/84          Corporation          MN         10/31       Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Investment Series, Inc.            1/18/40, 6/13/86***    Corporation        NV/MN        9/30
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Diversified Equity Income Fund                                                                     Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Mutual                                                                                             Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Managed Series, Inc.                     10/9/84          Corporation          MN         9/30
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Managed Allocation Fund                                                                            Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Market Advantage Series, Inc.            8/25/89          Corporation          MN         1/31
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Blue Chip Advantage Fund                                                                           Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Small Company Index Fund                                                                           Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Money Market Series, Inc.          8/22/75, 6/13/86***    Corporation        NV/MN        7/31
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Cash Management Fund                                                                               Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP New Dimensions Fund, Inc.          2/20/68, 6/13/86***    Corporation        NV/MN        7/31        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Precious Metals Fund, Inc.               10/5/84          Corporation          MN         3/31         No
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Progressive Fund, Inc.             4/23/68, 6/13/86***    Corporation        NV/MN        9/30        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Selective Fund, Inc.               2/10/45, 6/13/86***    Corporation        NV/MN        5/31        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Stock Fund, Inc.                   2/10/45, 6/13/86***    Corporation        NV/MN        9/30        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Strategy Series, Inc.                    1/24/84          Corporation          MN         3/31
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Equity Value Fund**                                                                                Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Small Cap Advantage Fund                                                                           Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Strategy Aggressive Fund**                                                                         Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Tax-Exempt Series, Inc.            9/30/76, 6/13/86***    Corporation        NV/MN        11/31
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Intermediate Tax-Exempt Fund                                                                       Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Tax-Exempt Bond Fund                                                                               Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Tax-Free Money Fund, Inc.          2/29/80, 6/13/86***    Corporation        NV/MN        12/31       Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Utilities Income Fund, Inc.              3/25/88          Corporation          MN         6/30        Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP California Tax-Exempt Trust              4/7/86             Business           MA         6/30
                                    Trust****
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP California Tax-Exempt Fund                                                                          No
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
AXP Special Tax-Exempt Series Trust          4/7/86             Business           MA         6/30
                                    Trust****
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Insured Tax-Exempt Fund                                                                            Yes
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Massachusetts Tax-Exempt Fund                                                                       No
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Michigan Tax-Exempt Fund                                                                            No
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Minnesota Tax-Exempt Fund                                                                           No
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP New York Tax-Exempt Fund                                                                            No
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------
   AXP Ohio Tax-Exempt Fund                                                                                No
-------------------------------------- -------------------- ----------------- ------------- ---------- -----------

* At the shareholders meeting held on June 16, 1999, shareholders of the funds listed in the table (except for AXP Small Cap Advantage Fund) approved the name change from IDS to AXP. In addition to substituting AXP for IDS, the following series changed their names: IDS Growth Fund, Inc. to AXP Growth Series, Inc., IDS Managed Retirement Fund, Inc. to AXP Managed
     Series, Inc., IDS Strategy Fund, Inc. to AXP Strategy Series, Inc., and IDS
     Tax-Exempt Bond Fund, Inc. to AXP Tax-Exempt Series, Inc.
**   At the  shareholders  meeting  held on Nov. 9, 1994,  IDS Equity Plus Fund,
     Inc. changed its name to IDS Equity Select Fund, Inc. At that same time IDS
     Strategy Aggressive Equity Fund changed its name to IDS Strategy Aggressive
     Fund,  and IDS  Strategy  Equity Fund  changed its name to IDS Equity Value
     Fund.
***  Date merged into a Minnesota corporation incorporated on 4/7/86.

**** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 48 American Express funds.


H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.


Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.


William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior adviser to the chief executive officer of AEFC.


David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).


Anne P. Jones+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).


William R. Pearce'
Born in 1927
P.O. Box 2187
Minneapolis, MN


RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, Board Services Corporation.


Alan K. Simpson+
Born in 1931
1201 Sunshine Ave.
Cody, WY


Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).



John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

C. Angus Wurtele+'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Fund's other officers are:


Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice president - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund and Portfolio boards, for attending up to 27 meetings, received the following compensation:

                               Compensation Table

                                                                                   Total cash compensation
                              ------------------------  -------------------------  from the American
                                                                                   Express Funds and
Board member                  Aggregate compensation    Aggregate compensation     Preferred Master Trust
                              from the Fund             from the Portfolio         Group
H. Brewster Atwater, Jr.            $1,350                    $1,650                      $113,400
-----------------------------
Lynne V. Cheney                      1,043                     1,361                        96,900
-----------------------------
Heinz F. Hutter                      1,125                     1,425                        99,900
-----------------------------
Anne P. Jones                        1,296                     1,617                       112,400
-----------------------------
William R. Pearce                      200                       250                        17,400
-----------------------------
Alan K. Simpson                      1,043                     1,361                        96,900
-----------------------------
C. Angus Wurtele                     1,417                     1,717                       117,400

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
-------------------------------------------------------------------------------


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP SELECTIVE FUND, INC.

We have audited the accompanying statement of assets and liabilities of AXP Selective Fund, Inc. as of May 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the three-year period ended May 31, 1999, the six months ended May 31, 1996 and the one-year period ended Nov. 30, 1995. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Selective Fund, Inc. as of May 31, 1999, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/KPMG LLP
KPMG LLP
Minneapolis, Minnesota
July 2, 1999


Financial Statements

Statement of assets and liabilities
AXP Selective Fund, Inc.

May 31, 1999

Assets
Investments in Quality Income Portfolio (Note 1)                                         $1,577,074,725
Other receivables                                                                                     5
                                                                                               --------
Total assets                                                                              1,577,074,730
                                                                                          -------------
Liabilities
Dividends payable to shareholders                                                               247,877
Accrued distribution fee                                                                          4,317
Accrued service fee                                                                               7,152
Accrued administrative services fee                                                               2,081
Other accrued expenses                                                                          216,762
                                                                                                -------
Total liabilities                                                                               478,189
                                                                                                -------
Net assets applicable to outstanding capital stock                                       $1,576,596,541
                                                                                         ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                 $    1,759,737
Additional paid-in capital                                                                1,542,845,108
Undistributed net investment income                                                             791,648
Accumulated net realized gain (loss)                                                         21,737,681
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                            9,462,367
                                                                                              ---------
Total -- representing net assets applicable to outstanding capital stock                 $1,576,596,541
                                                                                         ==============
Net assets applicable to outstanding shares:             Class A                         $1,170,466,872
                                                         Class B                         $  210,343,604
                                                         Class Y                         $  195,786,065
Net asset value per share of outstanding capital stock:  Class A shares   130,643,213    $         8.96
                                                         Class B shares    23,478,633    $         8.96
                                                         Class Y shares    21,851,833    $         8.96
                                                                           ----------    --------------


See accompanying notes to financial statements.


Statement of operations
AXP Selective Fund, Inc.

Year ended May 31, 1999

Investment income
Income:
Dividends                                                                  $    807,137
Interest                                                                    108,469,051
                                                                            -----------
Total income                                                                109,276,188
                                                                            -----------
Expenses (Note 2):
Expenses allocated from Quality Income Portfolio                              8,413,389
Distribution fee-- Class B                                                    1,345,271
Transfer agency fee                                                           1,718,798
Incremental transfer agency fee
   Class A                                                                       60,945
   Class B                                                                       24,404
Service fee
   Class A                                                                    2,092,458
   Class B                                                                      311,235
   Class Y                                                                      227,034
Administrative services fees and expenses                                       786,815
Compensation of board members                                                     9,490
Postage                                                                         350,258
Registration fees                                                               190,455
Report to shareholders                                                           93,636
Audit fees                                                                       10,000
Other expenses                                                                   13,007
                                                                                 ------
Total expenses                                                               15,647,195
   Earnings credits on cash balances (Note 2)                                   (32,846)
                                                                                -------
Total net expenses                                                           15,614,349
                                                                             ----------
Investment income (loss) -- net                                              93,661,839
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                     35,849,961
   Financial futures contracts                                                3,857,553
   Options contracts written                                                  1,941,509
                                                                              ---------
Net realized gain (loss) on investments                                      41,649,023
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (78,138,561)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (36,489,538)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $ 57,172,301
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
AXP Selective Fund, Inc.

Year ended May 31,                                                            1999           1998

Operations and distributions
Investment income (loss) -- net                                       $   93,661,839 $   99,041,120
Net realized gain (loss) on investments                                   41,649,023     (2,534,220)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    (78,138,561)    59,144,624
                                                                         -----------     ----------
Net  increase  (decrease)  in net  assets  resulting  from  operations    57,172,301    155,651,524
                                                                          ----------    -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (70,803,729)   (79,639,635)
      Class B                                                             (9,096,813)    (7,660,457)
      Class Y                                                            (13,407,056)   (13,462,696)
   Net realized gain
      Class A                                                             (9,639,607)   (10,132,709)
      Class B                                                             (1,455,785)    (1,113,787)
      Class Y                                                             (1,906,262)    (1,708,554)
                                                                          ----------     ----------
Total distributions                                                     (106,309,252)  (113,717,838)
                                                                        ------------   ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                               164,324,490     98,775,364
   Class B shares                                                        106,562,827     53,704,727
   Class Y shares                                                        103,567,821     79,764,560
Reinvestment of distributions at net asset value
   Class A shares                                                         60,263,276     67,101,318
   Class B shares                                                          9,546,709      7,945,814
   Class Y shares                                                         15,313,318     15,171,250
Payments for redemptions
   Class A shares                                                       (249,392,529)  (253,795,109)
   Class B shares (Note 2)                                               (52,552,712)   (38,380,085)
   Class Y shares                                                       (137,564,985)   (80,758,805)
                                                                        ------------    -----------
Increase (decrease) in net assets from capital share transactions         20,068,215    (50,470,966)
                                                                          ----------    -----------
Total increase (decrease) in net assets                                  (29,068,736)    (8,537,280)
Net assets at beginning of year                                        1,605,665,277  1,614,202,557
                                                                       -------------  -------------
Net assets at end of year                                             $1,576,596,541 $1,605,665,277
                                                                      ============== ==============
Undistributed net investment income                                   $      791,648 $      437,407
                                                                      -------------- --------------


See accompanying notes to financial statements.


Notes to Financial Statements
AXP Selective Fund, Inc.


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Quality Income Portfolio
The Fund invests all of its assets in Quality Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in investment-grade bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 1999 was 99.95%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class A and $16.50 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares. Effective July 1, 1999, the Fund will pay a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% of the Fund's average daily net assets attributable to Class B shares.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective July 1, 1999, the Fund will convert the Shareholder Service Agreement with respect to Class A and Class B shares into the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $2,672,169 for Class A and $169,566 for Class B for the year ended May 31, 1999.

During the year ended May 31, 1999 the Fund's transfer agency fees were reduced by $32,846 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                               Year ended May 31, 1999
                                        Class A        Class B         Class Y
Sold                                  17,815,988      11,571,189     11,212,661
Issued for reinvested distributions    6,549,613       1,038,289      1,668,598
Redeemed                             (27,089,924)     (5,713,123)   (14,984,989)
                                     -----------      ----------    -----------
Net increase (decrease)               (2,724,323)      6,896,355     (2,103,730)

                                               Year ended May 31, 1998
                                        Class A         Class B        Class Y
Sold                                  10,726,249       5,833,712      8,657,520
Issued for reinvested distributions    7,309,134         865,445      1,651,867
Redeemed                             (27,574,808)     (4,171,964)    (8,780,164)
                                     -----------      ----------     ----------
Net increase (decrease)               (9,539,425)      2,527,193      1,529,223

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended May 31, 1999.

5. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information are presented on pages 30 and 31 of the prospectus.

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Quality Income Portfolio (a series of Income Trust) as of May 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended May 31, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Quality Income Portfolio as of May 31, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/KPMG LLP
KPMG LLP
Minneapolis, Minnesota
July 2, 1999

Financial Statements

Statement of assets and liabilities
Quality Income Portfolio

May 31, 1999

Assets
Investments in securities, at value (Note 1)
   (identified cost $1,598,017,782)                              $1,607,768,002
Dividends and accrued interest receivable                            22,690,992
Receivable for investment securities sold                               137,025
                                                                        -------
Total assets                                                      1,630,596,019
                                                                  -------------
Liabilities
Disbursements in excess of cash on demand deposit                     1,137,513
Payable for investment securities purchased                          51,552,200
Accrued investment management services fee                               22,194
Other accrued expenses                                                   45,552
                                                                         ------
Total liabilities                                                    52,757,459
                                                                     ----------
Net assets                                                       $1,577,838,560
                                                                 ==============


See accompanying notes to financial statements.


Statement of operations
Quality Income Portfolio

Year ended May 31, 1999

Investment income
Income:
Dividends                                                                 $     807,500
Interest                                                                    108,515,933
                                                                            -----------
Total income                                                                109,323,433
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                            8,295,239
Compensation of board members                                                    11,997
Custodian fees                                                                   67,459
Audit fees                                                                       30,000
Other                                                                            26,830
                                                                                 ------
Total expenses                                                                8,431,525
   Earnings credits on cash balances (Note 2)                                   (14,291)
                                                                                -------
Total net expenses                                                            8,417,234
                                                                              ---------
Investment income (loss) -- net                                             100,906,199
                                                                            -----------
 Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            35,863,093
   Financial futures contracts                                                3,857,938
   Options contacts written                                                   1,942,225
                                                                              ---------
Net realized gain (loss) on investments                                      41,663,256
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (78,170,119)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (36,506,863)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations           $  64,399,336
                                                                          =============

See accompanying notes to financial statements.


Statements of changes in net assets
Quality Income Portfolio

Year ended May 31,                                                          1999           1998

Operations
Investment income (loss) -- net                                      $  100,906,199 $  105,079,943
Net realized gain (loss) on investments                                  41,663,256     (2,535,432)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   (78,170,119)    59,167,525
                                                                        -----------     ----------
Net increase (decrease) in net assets resulting from operations          64,399,336    161,712,036
Net contributions (withdrawals) from partners                           (93,477,216)  (170,449,665)
                                                                        -----------   ------------
Total increase (decrease) in net assets                                 (29,077,880)    (8,737,629)
Net assets at beginning of year                                       1,606,916,440  1,615,654,069
                                                                      -------------  -------------
Net assets at end of year                                            $1,577,838,560 $1,606,916,440
                                                                     ============== ==============

See accompanying notes to financial statements.


Notes to Financial Statements

Quality Income Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Quality Income Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of May 31, 1999, the Portfolio had entered into outstanding when-issued or forward-commitments of $38,097,667.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended May 31, 1999, the Portfolio's custodian fees were reduced by $14,291 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $455,791,875 and $497,118,788, respectively, for the year ended May 31, 1999. For the same period, the portfolio turnover rate was 30%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $30,661 for the year ended May 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


4. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written are as follows:

                                              Year ended May 31, 1999
                                                        Calls
                                         Contracts                 Premium
Balance May 31, 1998                            --              $       --
Opened                                       2,000               3,540,802
Expired                                       (250)               (342,500)
Closed                                      (1,750)             (3,198,302)
                                            ------              ----------
Balance May 31, 1999                            --              $       --

See "Summary of significant accounting policies."


5. INTEREST RATE FUTURES CONTRACTS
As of May 31, 1999, investment is securities included securities valued at $13,746,434 that were pledged as collateral to cover initial margin deposit on 1,100 open sales contracts. The market value of the open sales contracts as of May 31, 1999, was $129,215,625 with a net unrealized loss of $287,208. See "Summary of significant accounting policies."


Investments in Securities

Quality Income Portfolio
May 31, 1999

(Percentages represent value of investments compared to net assets)

Bonds (92.7%)
Issuer                                       Coupon       Principal           Value(a)
                                              rate          amount

Government obligations (29.4%)
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
      01-15-09                                 6.99%     $10,000,000        $10,189,600
People's Republic of China
   (U.S. Dollar)
      01-15-96                                 9.00       10,000,000(b)       9,572,671
Resolution Funding Corp
   Zero Coupon
      10-15-06                                 8.95       28,000,000(c)      18,056,643
      04-15-16                                 8.05       47,000,000(c)      15,999,087
U.S. Treasury
      07-31-99                                 6.88       60,000,000         60,205,992
      02-15-00                                 5.88       25,000,000         25,160,063
      08-15-00                                 6.00       11,400,000         11,500,339
      11-15-01                                 7.50      109,000,000        113,961,636
      02-15-04                                 5.88        8,000,000          8,062,850
      05-15-04                                 7.25       25,000,000         26,628,893
      08-15-04                                 7.25       26,800,000         28,596,096
      11-15-08                                 4.75       18,000,000         16,734,384
      11-15-16                                 7.50       95,370,000(j)     109,249,787
   TIPS
      01-15-07                                 3.38        8,050,000(i)       8,119,717
Total                                                                       462,037,758

Mortgage-backed securities (15.9%)
Federal Home Loan Mtge Corp
      07-01-16                                 8.00              428                445
      01-01-17                                 8.00            3,621              3,780
      03-01-17                                 8.50          107,746            113,546
      06-01-17                                 8.50           62,407             65,884
      04-01-20                                 9.00        1,382,555          1,473,555
      04-01-21                                 9.00          954,776          1,020,608
      03-01-22                                 8.50        2,248,518          2,370,973
      08-01-22                                 8.50        2,113,071          2,226,817
      06-01-24                                 7.50        8,615,127          8,808,709
      02-01-25                                 8.00        3,822,073          3,970,484
   Collateralized Mtge Obligation
      09-01-19                                 8.50          137,983            145,238
Federal Housing Admin
      01-01-24                                 7.43        8,747,684          9,077,086
Federal Natl Mtge Assn
      11-01-02                                10.00               86                 90
      03-01-10                                 6.50       15,000,000(k)      14,934,375
      04-01-14                                 6.50       18,921,793         18,857,838
      10-01-23                                 6.50        8,672,627          8,492,497
      03-01-25                                 7.00       22,800,000(k)      22,814,249
      11-01-26                                 8.00        6,322,224          6,563,796
      04-01-27                                 7.50        7,794,632          7,957,618
      06-01-27                                 7.50        8,565,440          8,744,543
      07-01-27                                 8.00        6,946,871          7,212,601
      01-01-28                                 6.50        3,039,825          2,971,946
      05-01-28                                 6.50       19,168,111         18,740,087
      09-01-28                                 6.00       14,588,477         13,863,138
      12-01-28                                 6.50       18,882,642         18,454,950
      02-01-29                                 6.50       19,783,765         19,335,663
      03-01-29                                 6.50       14,965,278         14,627,974
   Collateralized Mtge Obligation
      10-25-19                                 8.50        1,448,659          1,538,799
   Principal Only
      09-01-18                                 9.50          533,091(f)         438,955
      01-25-20                                 9.89          355,325(f)         347,098
   Trust Series Z
      02-25-24                                 6.00       23,276,132(h)      20,236,501
Govt Natl Mtge Assn
      05-15-26                                 7.50       11,847,044         12,130,189
Prudential Bache
   Collateralized Mtge Obligation
      04-01-19                                 7.97        2,182,191          2,240,860
Total                                                                       249,780,892

Automotive & related (2.6%)
Daimler-Benz North America
   Company Guaranty Medium-term Nts Series A
      09-15-06                                 7.38       18,745,000         19,571,698
General Motors
      05-15-03                                 8.88        7,050,000          7,584,159
GMAC
   Medium-term Nts
      03-01-00                                 7.00       14,300,000         14,485,042
Total                                                                        41,640,899

Banks and savings & loans (8.0%)
ABN-Amro Bank
   (U.S. Dollar) Sub Nts Series B
      05-15-23                                 7.75       12,000,000(b)      12,634,219
Banco General
   (U.S. Dollar)
      08-01-02                                 7.70        6,400,000(b,d)     6,045,725
BankAmerica
   Sub Nts Series B
      12-31-26                                 7.70        5,000,000(d)       4,954,367
Bayerische Landesbank
   (U.S. Dollar) Deposit Nts
      02-26-01                                 5.63       13,750,000(b)      13,689,478
Cullen/Frost Capital
   Series A
      02-01-27                                 8.42       10,000,000         10,036,620
First Chicago
   Sr Sub Nts
      06-15-99                                 9.00        7,900,000          7,909,919
Firstar Capital
   Company Guaranty Series B
      12-15-26                                 8.32       10,000,000         10,151,803
Greenpoint Bank
   Sr Nts
      07-15-02                                 6.70       15,000,000         14,958,450
Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                                 4.00        9,350,000(l)       8,296,723
NationsBank
   Sub Nts
      11-01-01                                 9.25        8,950,000          9,578,644
NCNB
   Sub Nts
      10-15-01                                 9.13       10,000,000         10,699,175
Swiss Bank
   Sub Deb
      09-01-26                                 7.75       11,369,000         11,189,638
Washington Mutual Capital
   Company Guaranty
      06-01-27                                 8.38        5,800,000          5,955,954
Total                                                                       126,100,715

Building materials & construction (1.4%)
Foster Wheeler
      11-15-05                                 6.75        5,850,000          5,545,729
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
      06-15-05                                 6.38       17,000,000(b)      16,785,617
Total                                                                        22,331,346

Chemicals (1.5%)
Dow Chemical
      01-15-09                                 5.97       12,755,000         12,011,384
USA Waste Services
   Sr Nts
      10-01-07                                 7.13       11,900,000         12,088,417
Total                                                                        24,099,801

Communications equipment & services (1.8%)
BellSouth Telecommunications
      12-01-95                                 7.00       10,000,000          9,817,816
TCI Telecommunications
   Sr Nts
      02-15-28                                 7.13       10,000,000          9,923,710
Telekom Malaysia
   (U.S. Dollar)
      08-01-25                                 7.88       10,000,000(b,d)     9,085,678
Total                                                                        28,827,204

Electronics (0.8%)
Harris
      12-01-18                                10.38        3,900,000          4,110,873
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63       10,800,000(b,d)     9,228,754
Total                                                                        13,339,627

Energy (3.6%)
PDV America
   Sr Nts
      08-01-03                                 7.88       16,500,000         14,795,681
Petronas
   (U.S. Dollar)
      08-15-15                                 7.75       10,000,000(b,d)     8,981,785
Phillips Petroleum
      03-15-28                                 7.13       12,000,000         11,362,358
Texaco Capital
   Gtd Deb
      03-01-43                                 7.50       12,000,000         12,106,355
USX-Marathon Group
      05-15-22                                 9.38        9,200,000         10,115,510
Total                                                                        57,361,689

Financial services (3.0%)
Greyhound Financial
   Medium-term Nts Series A
      07-02-99                                 7.95        9,600,000          9,619,683
KFW Intl Finance
   (U.S. Dollar) Medium-term Nts
      12-15-99                                 8.50       10,000,000(b)      10,171,053
Marlin Water Trust
   Sr Nts
      12-15-01                                 7.09       10,000,000          9,929,163
Railcar Leasing
      01-15-13                                 7.13       12,150,000(d)      12,451,043
Salomon
   Sr Nts
      05-15-00                                 7.75        5,000,000          5,109,032
Total 47,279,974

Health care (1.5%)
Baxter Intl
      02-15-28                                 6.63       12,000,000         11,152,172
Lilly (Eli)
      01-01-36                                 6.77       13,300,000         13,139,310
Total                                                                        24,291,482

Health care services (2.7%)
AETNA Services
      08-15-03                                 6.38       13,650,000         13,429,490
HEALTHSOUTH
   Sr Nts
      06-15-08                                 7.00       15,000,000         14,004,900
Service Corp Intl
      03-15-08                                 6.50       15,350,000         14,438,756
Total                                                                        41,873,146

Industrial equipment & services (1.6%)
ARAMARK Services
      08-01-04                                 6.75       15,000,000         14,713,860
Deere & Co
      06-15-19                                 8.95       10,000,000         11,298,847
Total                                                                        26,012,707

Insurance (4.1%)
Arkwright CSN Trust
      08-15-26                                 9.63       11,000,000(d)      11,953,662
Conseco Financing Trust
   Company Guaranty
      11-15-26                                 8.70        6,600,000          6,129,211
Equitable Life Assurance
      12-01-15                                 7.70        5,000,000(d)       5,127,113
Nationwide CSN Trust
      02-15-25                                 9.88       11,500,000(d)      13,098,547
SAFECO Capital
   Company Guaranty
      07-15-37                                 8.07       15,000,000         14,553,901
SunAmerica
      08-01-08                                 9.95       11,000,000         13,590,940
Total                                                                        64,453,374

Media (0.9%)
Time Warner Entertainment
   Sr Nts
      07-15-33                                 8.38       12,000,000         13,679,599

Metals (0.7%)
Alcan Aluminum
   (U.S. Dollar)
      01-15-22                                 8.88        9,600,000(b)      10,290,355

Miscellaneous (0.7%)
Jasmine Submarine Telecom
   (U.S. Dollar) Sr Nts
      05-30-11                                 8.48        1,477,508(b,d)     1,175,130
Provident Companies
   Sr Nts
      03-15-28                                 7.25       10,027,000          9,870,691
Total                                                                        11,045,821

Multi-industry conglomerates (0.8%)
Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty
      08-01-27                                 7.50       14,025,000(b,d)    12,224,640

Paper & packaging (0.7%)
Caraustar Inds
      06-01-09                                 7.38       11,775,000         11,656,433

Retail (1.8%)
Dayton Hudson
      06-15-23                                 7.88       18,850,000         19,124,897
Wal-Mart CRAVE Trust
      07-17-06                                 7.00        9,789,938(d)       9,788,861
Total                                                                        28,913,758

Transportation (1.3%)
Burlington Northern Santa Fe
      12-15-25                                 7.00       10,000,000          9,729,816
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(d)       9,687,000
Zhuhai Highway
   (U.S. Dollar) Sr Nts
      07-01-06                               9.13         2,850,000(b)          1,738,500
Total                                                                        21,155,316

Utilities -- electric (4.1%)
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                 8.00        9,000,000          9,617,522
Cajun Electric Power
   Mtge Trust
      03-15-19                                 8.92        4,842,837          5,068,126
Commonwealth Edison
   1st Mtge Series 90
      04-15-00                                 6.50        9,000,000          9,055,472
Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-26                                 7.88        9,000,000(b,d)     8,329,860
Korea Electric Power
   (U.S. Dollar)
      07-01-02                                 8.00        9,000,000(b)       9,042,654
   (U.S. Dollar) Zero Coupon
      04-01-16                                10.07       35,000,000 (b,e)    5,751,116
Salton Sea Funding
   Series C
      05-30-10                                 7.84       10,000,000         10,289,091
Wisconsin Electric Power
      12-01-95                                 6.88        8,000,000          7,714,164
Total                                                                        64,868,005

Utilities -- telephone (3.8%)
AT&T
      01-15-25                                 8.35        5,000,000          5,401,823
      12-01-31                                 8.63       14,000,000         15,216,060
GTE Florida
      02-01-28                                 6.86       12,450,000         12,114,175
New York Telephone
      07-15-31                                 9.38       14,000,000         15,456,296
WorldCom
   Sr Nts
      08-15-28                                 6.95       12,000,000         11,535,660
Total                                                                        59,724,014

Total bonds
(Cost: $1,453,788,404)                                                   $1,462,988,555


See accompanying notes to investments in securities.


Preferred stock (0.6%)

Issuer                                               Shares           Value(a)

Salomon Income Financing Trust
      2.38%                                          340,000         $9,073,750

Total preferred stock
(Cost: $8,500,000)                                                   $9,073,750

See accompanying notes to investments in securities.


Short-term securities (8.6%)
Issuer                                     Annualized       Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (5.3%)
Federal Home Loan Bank Disc Nt
      07-16-99                                 4.79%      $2,400,000         $2,384,768
Federal Home Loan Mtge Corp Disc Nts
      06-15-99                                 4.77        5,300,000          5,288,087
      06-16-99                                 4.76       12,200,000         12,165,393
      06-24-99                                 4.78       15,700,000         15,646,027
      07-14-99                                 4.79        5,700,000          5,665,331
      07-16-99                                 4.76        5,200,000          5,167,205
      08-13-99                                 4.83        7,500,000          7,419,792
Federal Natl Mtge Assn Disc Nts
      06-17-99                                 4.73       13,300,000         13,263,279
      08-06-99                                 4.86       16,300,000         16,141,527
Total                                                                        83,141,409

Commercial paper (3.0%)
ALCOA
      08-04-99                                 4.90        1,400,000          1,386,778
BBV Finance (Delaware)
      07-26-99                                 4.89        2,500,000          2,479,730
CAFCO
      06-01-99                                 4.84          500,000(g)         499,800
Ciesco LP
      07-08-99                                 4.84        1,100,000          1,094,042
Corporate Receivables
      06-16-99                                 4.85          800,000(g)         798,072
Delaware Funding
      06-17-99                                 4.83        5,100,000(g)       5,087,080
Falcon Asset
      06-25-99                                 4.83        2,500,000(g)       2,491,000
Fleet Funding
      06-09-99                                 4.82       11,000,000(g)      10,983,867
General Electric Capital
      06-01-99                                 4.93          800,000            799,671
Sheffield Receivables
      06-14-99                                 4.85       16,400,000 (g)     16,364,795
Thames Asset Global
      06-10-99                                 4.84          600,000(g)         599,036
U S WEST Communications
      06-03-99                                 4.82        4,400,000          4,397,061
      06-08-99                                 4.83        1,300,000          1,298,263
Total                                                                        48,279,195

Letter of credit (0.3%)
Bank of America-
   AES Hawaii
      06-24-99                                 4.82        4,300,000          4,285,093

Total short-term securities
(Cost: $135,729,378)                                                       $135,705,697

Total investments in securities
(Cost: $1,598,017,782)(m)                                                $1,607,768,002


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of May 31, 1999, the value of foreign securities represented 9.17% of net assets.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(f) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(h) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(i) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):


Type of security                                           Notional amount

Sale contracts
U.S. Treasury Bonds, Sept. 1999                                 $1,100,000

(k) At May 31, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $38,097,667.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 1999.

(m) At May 31, 1999, the cost of securities for federal income tax purposes was $1,598,147,925 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $36,773,244
Unrealized depreciation                                       (27,153,167)
                                                              -----------
Net unrealized appreciation                                     $9,620,077

PART C.    OTHER INFORMATION

Item 23.   Exhibits

(a)  Articles   of   Incorporation,   as  amended   October  17,   1988,   filed
     electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 69 to Registration Statement No. 2-10700, are incorporated by reference.

(b) By-laws, as amended January 10, 1996, filed electronically as Exhibit 2 to Registrant's Post-Effective Amendment No. 84 to Registration Statement No. 2-10700, are incorporated by reference.

(c) Stock certificate, filed as Exhibit 3 to Registrant's Form N-1Q for the calendar quarter ended September 30, 1979, is incorporated by reference.

(d) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is incorporated by reference to Exhibit 5 to Registrant's Post-Effective Amendment No. 86 filed on or about July 30, 1998. The agreement was assumed by the Portfolio when the Fund adopted the master/feeder structure.

(e) Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 85 to Registration Statement No. 2-10700 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1)Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 85 to Registration Statement No. 2-10700 is incorporated by reference.

(g)(2) Addendum to the Custodian Agreement between IDS Selective Fund, Inc., First Bank National Association and American Express Financial Corporation dated June 10, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 84 to Registration Statement No. 2-10700 is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995 filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 85 to Registration Statement No. 2-10700 is incorporated by reference.

(h)(2) Agreement and Declaration of Unitholders between IDS Selective Fund, Inc. and Strategist Income Fund, Inc. dated June 10, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 84 to Registration Statement No. 2-10700 is incorporated by reference.

(h)(3) License Agreement, dated January 25, 1988, between IDS Financial Corporation and Registrant, filed electronically as Exhibit 9(c) to Registrant's Post Effective Amendment No. 69 to Registration Statement No. 2-10700, is incorporated by reference.

(h)(4) Plan and Agreement of Merger dated April 10, 1986, filed as Exhibit 9 to Registrant's Post-Effective Amendment No. 62 to Registration Statement No. 2-10700, is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997 filed electronically on or about May 27, as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Transfer Agency Agreement dated February 1, 1999, between the Registrant and American Express Client Service Corporation, is incorporated by reference to Exhibit (h)(7) to Registrant's Post -Effective Amendment No. 87 filed on or about May 26, 1999.

(i) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit (i) to Registrant's Post -Effective Amendment No. 87 filed on or about May 26, 1999.

(j)  Independent Auditors' Consent is filed electronically herewith.

(k)  Omitted Financial Statements: Not Applicable.

(l)  Initial Capital Agreements: Not Applicable.

(m) Plan and Agreement of Distribution dated July 1, 1999 between AXP Selective Fund, Inc. and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36, to Registration Statement File No. 2-72174 Filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n)  Financial Data Schedule: Not Applicable.

(o)  Rule 18f-3 Plan dated April 1999 is  incorporated  by  reference to Exhibit
     (o) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(p)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated January 14, 1999 is incorporated by reference to Exhibit
     (p)(1) to Registrant's Post-Effective Amendment No. 87 filed on or about May 26, 1999.

(p)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated March 1, 1999 is incorporated by reference to Exhibit
     (p)(2) to Registrant's Post-Effective Amendment No. 87 filed on or about May 26, 1999.

(p)(3) Trustees Power of Attorney dated January 14, 1999 is incorporated by reference to Exhibit (p)(3) to Registrant's Post-Effective Amendment No. 87 filed on or about May 26, 1999.

(p)(4) Officers' Power of Attorney dated March 1, 1999 is incorporated by reference to Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 87 filed on or about May 26, 1999.

Item 24. Persons Controlled by or Under Common Control with  Registrant

                  None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
President and Chief Marketing
Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Debra A. Hutchinson             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy J. Masek                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Global Research
of Global Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Shashank B. Modak               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Theresa M. Sapp                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director, Senior Vice                                        Minneapolis, MN 55440
President and Chief Financial
Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Keith N. Tufte                  American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Equity Research
of Equity Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund,  Inc.; AXP California  Tax-Exempt  Trust;  AXP Discovery
         Fund,  Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.;
         AXP Federal  Income Fund,  Inc.;  AXP Global  Series,  Inc.; AXP Growth
         Fund, Inc.; AXP High Yield  Tax-Exempt  Fund,  Inc.; AXP  International
         Fund, Inc.; AXP Investment  Series,  Inc.; AXP Managed Retirement Fund,
         Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.;
         AXP New  Dimensions  Fund,  Inc.; AXP Precious  Metals Fund,  Inc.; AXP
         Progressive   Fund,   Inc.;  AXP  Selective  Fund,  Inc.;  AXP  Special
         Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Fund, Inc.;
         AXP Tax-Exempt  Bond Fund,  Inc.;  AXP Tax-Free  Money Fund,  Inc.; AXP
         Utilities  Income Fund,  Inc.,  Growth Trust;  Growth and Income Trust;
         Income Trust,  Tax-Free  Income Trust,  World Trust and IDS Certificate
         Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address    Position and Offices with           Offices with Registrant
                                       Underwriter
-------------------------------------- ----------------------------------- -----------------------------------
Ronald G. Abrahamson                   Vice President-Service Quality      None
IDS Tower 10                           and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                       Senior Vice President-Human         None
IDS Tower 10                           Resources
Minneapolis, MN  55440

Peter J. Anderson                      Senior Vice President-Investment    Vice President-Investments
IDS Tower 10                           Operations
Minneapolis, MN  55440

Ward D. Armstrong                      Vice President-American Express     None
IDS Tower 10                           Retirement Services
Minneapolis, MN  55440

John M. Baker                          Vice President-Plan Sponsor         None
IDS Tower 10                           Services
Minneapolis, MN  55440

Joseph M. Barsky III                   Vice President - Mutual Fund        None
IDS Tower 10                           Equities
Minneapolis, MN  55440

Timothy V. Bechtold                    Vice President-Risk Management      None
IDS Tower 10                           Products
Minneapolis, MN  55440

John D. Begley                         Group Vice President-Ohio/Indiana   None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                        Group Vice President-Los Angeles    None
Suite 900, E. Westside Twr             Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                         Vice President-Nonproprietary       None
IDS Tower 10                           Products
Minneapolis, MN  55440

Walter K. Booker                       Group Vice President-New Jersey     None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                      Group Vice President - San          None
1333 N. California Blvd., Suite 200    Francisco Area
Walnut Creek, CA  94596

Charles R. Branch                      Group Vice President-Northwest      None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                     Vice President-Sales Support        None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                         Corporate Senior Vice President     None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                     Vice President-American Express     None
IDS Tower 10                           Securities Services
Minneapolis, MN  55440

Mark W. Carter                         Senior Vice President and Chief     None
IDS Tower 10                           Marketing Officer
Minneapolis, MN  55440

James E. Choat                         Senior Vice President - Third       None
IDS Tower 10                           Party Distribution
Minneapolis, MN  55440

Kenneth J. Ciak                        Vice President and General          None
IDS Property Casualty                  Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                       Vice President-Advisor Staffing,    None
IDS Tower 10                           Training and Support
Minneapolis, MN 55440

Henry J. Cormier                       Group Vice President-Connecticut    None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                       Group Vice President-Arkansas/      None
Suite 200                              Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                         Group Vice                          None
Suite 312                              President-Carolinas/Eastern
7300 Carmel Executive Pk               Georgia
Charlotte, NC  28226

Colleen Curran                         Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Luz Maria Davis                        Vice President-Communications       None
IDS Tower 10
Minneapolis, MN  55440

Arthur E. Delorenzo                    Group Vice President - Upstate      None
4 Atrium Drive, #100                   New York
Albany, NY  12205

Scott M. DiGiammarino                  Group Vice                          None
Suite 500, 8045 Leesburg Pike          President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                       Group Vice President-Eastern        None
Two Datran Center                      Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                     Vice President-Assured Assets       None
IDS Tower 10                           Product Development and Management
Minneapolis, MN  55440

James P. Egge                          Group Vice President-Western        None
4305 South Louise, Suite 202           Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                          Senior Vice President, General      None
IDS Tower 10                           Counsel and Chief Compliance
Minneapolis, MN  55440                 Officer

Robert M. Elconin                      Vice President-Government           None
IDS Tower 10                           Relations
Minneapolis, MN  55440

Phillip W. Evans                       Group Vice President-Rocky          None
Suite 600                              Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                        Vice President-Mutual Fund Equity   None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Douglas L. Forsberg                    Vice President - International      None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey P. Fox                         Vice President and Corporate        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

William P. Fritz                       Group Vice President-Gateway        None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                           Group Vice President-Twin City      None
8500 Tower Suite 1770                  Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                        Vice President and Marketing        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

Teresa A. Hanratty                     Group Vice President-Northern New   None
Suites 6&7                             England
169 South River Road
Bedford, NH  03110

Robert L. Harden                       Group Vice President-Boston Metro   None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                       Vice President-Insurance            None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Scott A. Hawkinson                     Vice President and                  None
IDS Tower 10                           Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                         Group Vice President-North Texas    None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                        Vice President-Incentive            None
IDS Tower 10                           Management
Minneapolis, MN  55440

Jon E. Hjelm                           Group Vice President-Rhode          None
319 Southbridge Street                 Island/Central-Western
Auburn, MA  01501                      Massachusetts

David J. Hockenberry                   Group Vice President-Tennessee      None
30 Burton Hills Blvd.                  Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                      Vice President and Treasurer        None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                        Chairman, President and Chief       Board member
IDS Tower 10                           Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                      Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Debra A. Hutchinson                    Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

James M. Jensen                        Vice President-Insurance Product    None
IDS Tower 10                           Development and Management
Minneapolis, MN  55440

Marietta L. Johns                      Senior Vice President-Field         None
IDS Tower 10                           Management
Minneapolis, MN  55440

Nancy E. Jones                         Vice President-Business             None
IDS Tower 10                           Development
Minneapolis, MN  55440

Ora J. Kaine                           Vice President-Financial Advisory   None
IDS Tower 10                           Services
Minneapolis, MN  55440

Linda B. Keene                         Vice President-Market Development   None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                     Vice President - Senior Portfolio   None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Susan D. Kinder                        Senior Vice                         None
IDS Tower 10                           President-Distribution Services
Minneapolis, MN  55440

Richard W. Kling                       Senior Vice President-Products      None
IDS Tower 10
Minneapolis, MN  55440

John M. Knight                         Vice President-Investment           Treasurer
IDS Tower 10                           Accounting
Minneapolis, MN  55440

Paul F. Kolkman                        Vice President-Actuarial Finance    None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                        Vice President-Service Quality      None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                       Group Vice President-Greater        None
Suite 108                              Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                      Director and Senior Vice            None
IDS Tower 10                           President-Field Management and
Minneapolis, MN  55440                 Business Systems

Mitre Kutanovski                       Group Vice President-Chicago Metro  None
Suite 680
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                         Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Lori J. Larson                         Vice President-Brokerage and        None
IDS Tower 10                           Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                   Vice President and Chief U.S.       None
IDS Tower 10                           Economist
Minneapolis, MN  55440

Peter A. Lefferts                      Senior Vice President-Corporate     None
IDS Tower 10                           Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                     Director and Executive Vice         None
IDS Tower 10                           President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                       Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Fred A. Mandell                        Vice President-Field Marketing      None
IDS Tower 10                           Readiness
Minneapolis, MN  55440

Daniel E. Martin                       Group Vice President-Pittsburgh     None
Suite 650                              Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                       Vice President and Director of      None
IDS Tower 10                           Global Research
Minnapolis, MN  55440

Sarah A. Mealey                        Vice President-Mutual Funds         None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                         Vice President-Assured Assets       None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                      Vice President and Senior           None
IDS Tower 10                           Portfolio Manager
Minneapolis, MN  55440

Shashank B. Modak                      Vice President - Technology Leader  None
IDS Tower 10
Minneapolis, MN  55440

Pamela J. Moret                        Vice President-Variable Assets      None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                    Group Vice President-Central        None
Suite 200                              California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                        Senior Vice President-Client        None
IDS Tower 10                           Service
Minneapolis, MN  55440

Mary Owens Neal                        Vice President-Mature Market        None
IDS Tower 10                           Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                     Group Vice President-New York       None
Suite 220                              Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                     Vice President-Advisory Business    None
IDS Tower 10                           Systems
Minneapolis, MN 55440

James R. Palmer                        Vice President-Taxes                None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                         Group Vice                          None
10200 SW Greenburg Road                President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                        Vice President-Compensation and     None
IDS Tower 10                           Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                      Senior Vice President-Group         None
IDS Tower 10                           Relationship Leader/American
Minneapolis, MN  55440                 Express Technologies Financial
                                       Services

Susan B. Plimpton                      Vice President-Marketing Services   None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                          Group Vice President-Philadelphia   None
One Tower Bridge                       Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                       Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Diana R. Prost                         Group Vice                          None
3030 N.W. Expressway                   President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                         Vice President and Project          None
IDS Tower 10                           Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                 Senior Vice President-Fixed Income  Vice President - Fixed Income
IDS Tower 10                                                               Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                     Vice President-Corporate Planning   None
IDS Tower 10                           and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III               Group Vice President-Southern       None
Suite 800                              Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                      Senior Vice President-Field         None
IDS Tower 10                           Management and Financial Advisory
Minneapolis, MN  55440                 Service

Stephen W. Roszell                     Senior Vice                         None
IDS Tower 10                           President-Institutional
Minneapolis, MN  55440

Max G. Roth                            Group Vice                          None
Suite 201 S IDS Ctr                    President-Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                        Senior Vice President-Field         None
45 Braintree Hill Park                 Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                        Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

Russell L. Scalfano                    Group Vice                          None
Suite 201                              President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                      Group Vice President-Arizona/Las    None
Suite 205                              Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                     Senior Vice President and Chief     None
IDS Tower 10                           Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                       Vice President-Property Casualty    None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                       Vice President-Quality and          None
IDS Tower 10                           Service Support
Minneapolis, MN  55440

James B. Solberg                       Group Vice President-Eastern Iowa   None
466 Westdale Mall                      Area
Cedar RapIDS, IA  52404

Bridget Sperl                          Vice President-Geographic Service   None
IDS Tower 10                           Teams
Minneapolis, MN  55440

Paul J. Stanislaw                      Group Vice President-Southern       None
Suite 1100                             California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                        Vice President - Marketing Offer    None
IDS Tower 10                           Development
Minneapolis, MN  55440

Lois A. Stilwell                       Group Vice President-Outstate       None
Suite 433                              Minnesota Area/ North
9900 East Bren Road                    Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                  Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

James J. Strauss                       Vice President and General Auditor  None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                    Vice President-Information          None
IDS Tower 10                           Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                 Vice President-Channel Development  None
IDS Tower 10
Minneapolis, MN  55440

Craig P. Taucher                       Group Vice                          None
Suite 150                              President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                         Group Vice                          None
Suite 425                              President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                         Senior Vice President               Board Member
IDS Tower 10
Minneapolis, MN  55440

Keith N. Tufte                         Vice President and Director of      None
IDS Tower 10                           Equity Research
Minneapolis, MN  55440

Peter S. Velardi                       Group Vice                          None
Suite 180                              President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                Group Vice President-Detroit Metro  None
8115 East Jefferson Avenue
Detroit, MI  48214

Donald F. Weaver                       Group Vice President-Greater        None
3500 Market Street, Suite 200          Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                      Senior Vice President - Alliance    None
1010 Main St. Suite 2B                 Group
Huntington Beach, CA  92648

Michael L. Weiner                      Vice President-Tax Research and     None
IDS Tower 10                           Audit
Minneapolis, MN  55440

Lawrence J. Welte                      Vice President-Investment           None
IDS Tower 10                           Administration
Minneapolis, MN  55440

Jeffry M. Welter                       Vice President-Equity and Fixed     None
IDS Tower 10                           Income Trading
Minneapolis, MN  55440

Thomas L. White                        Group Vice President-Cleveland      None
Suite 200                              Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                       Group Vice President-Virginia       None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                    Group Vice President-Western        None
Two North Tamiami Trail                Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                      Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Michael D. Wolf                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Michael R. Woodward                    Senior Vice President-Field         None
32 Ellicott St                         Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Selective Fund, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of July, 1999


AXP SELECTIVE FUND, INC.

By /s/  Arne H. Carlson**
        Arne H. Carlson, Chief Executive Officer



By   /s/John Knight
        John Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of July, 1999

Signatures                                           Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  William H. Dudley*                              Director
     William H. Dudley

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

Signatures                                           Capacity

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated January 14, 1999 filed electronically as Exhibit (P)(1) to Registrant's Post-Effective Amendment No. 87, by:




/s/Leslie L. Ogg
   Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated March 1, 1999, filed electronically as Exhibit (P)(2) to Registrant's Post Effective Amendment No. 87, by:




/s/Leslie L. Ogg
   Leslie L. Ogg

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, INCOME TRUST consents to the filing of this Amendment to the Registration Statement of AXP Selective Fund, Inc. signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of July, 1999.

INCOME TRUST

By /s/ Arne H. Carlson****
        Arne H. Carlson, Chief Executive Officer



By /s/  /s/John Knight
           John Knight, Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of July, 1999.

Signatures                                           Capacity

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

s/   Arne H. Carlson***                              Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  William H. Dudley***                            Trustee
     William H. Dudley

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  William R. Pearce***                            Trustee
     William R. Pearce

Signatures                                           Capacity

/s/  Alan K. Simpson***                              Trustee
     Alan K. Simpson

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele


*** Signed pursuant to Trustees' Power of Attorney dated January 14, 1999, filed
electronically  herewith  as  Exhibit  (P)(3)  to  Registrant's   Post-Effective
Amendment No. 87, by:




/s/Leslie L. Ogg
   Leslie L. Ogg

**** Signed pursuant to Officers'  Power of Attorney dated March 1, 1999,  filed
electronically  herewith  as  Exhibit  (P)(4)  to  Registrant's   Post-Effective
Amendment No. 87, by:




/s/Leslie L. Ogg
   Leslie L. Ogg

CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 88
TO REGISTRATION STATEMENT NO. 2-10700


This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

         The prospectus.

Part B.

         The Statement of Additional Information.
         The Financial Statements

Part C.

         Other information.

The signatures.